Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000023590 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023590 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023590 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023590 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023590 | Verisk Analytics, Inc.___BNY-92345Y106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023590 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023590 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023590 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023590 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023590 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000023590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000023590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000023590 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000023590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000023590 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023590 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000023590 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023590 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000023590 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000023590 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023590 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000023591 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023591 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023591 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023591 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023591 | Verisk Analytics, Inc.___BNY-92345Y106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023591 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023591 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023591 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023591 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023591 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023591 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000023591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000023591 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000023591 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000023591 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000023591 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023591 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023591 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023591 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000023591 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023591 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000023591 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000023591 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023591 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000163133 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000163133 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000163133 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163133 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163133 | Verisk Analytics, Inc.___BNY-92345Y106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163133 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163133 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163133 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163133 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163133 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163133 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000163133 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000163133 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000163133 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000163133 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000163133 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000163133 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163133 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163133 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163133 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163133 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000163133 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163133 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000163133 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000163133 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163133 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000023592 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023592 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000023592 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023592 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023592 | Verisk Analytics, Inc.___BNY-92345Y106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023592 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023592 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023592 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023592 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023592 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023592 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000023592 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000023592 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000023592 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000023592 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000023592 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000023592 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023592 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023592 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023592 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023592 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000023592 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023592 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000023592 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000023592 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023592 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000074884 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074884 | AmerisourceBergen Corp.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074884 | Howmet Aerospace, Inc.___BNY-443201108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074884 | ROBLOX Corp.__Class A_BNY-771049103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074884 | Verisk Analytics, Inc.___BNY-92345Y106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074884 | Axon Enterprise, Inc.___BNY-05464C101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074884 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074884 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074884 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074884 | Fair Isaac Corp.___BNY-303250104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000074884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000074884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000074884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000074884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000074884 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000074884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074884 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074884 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000074884 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000074884 | Investment_SecurityTypeCode_Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074884 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C000073995 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073995 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073995 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000073995 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000073995 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000073995 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073995 | Kirby Corp.___BNY-497266106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073995 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073995 | Carpenter Technology Corp.___BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073995 | SiTime Corp.___BNY-82982T106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073995 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000073995 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000073995 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000073995 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000073995 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000073995 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000073995 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000073995 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000073995 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073995 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000073995 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000073995 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000073995 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000073995 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023597 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023597 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023597 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023597 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023597 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023597 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023597 | Kirby Corp.___BNY-497266106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023597 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023597 | Carpenter Technology Corp.___BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023597 | SiTime Corp.___BNY-82982T106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023597 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000023597 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000023597 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000023597 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000023597 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000023597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023597 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023597 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023597 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023597 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023597 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000023597 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000023597 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000023597 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163134 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163134 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163134 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000163134 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163134 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000163134 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163134 | Kirby Corp.___BNY-497266106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163134 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163134 | Carpenter Technology Corp.___BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163134 | SiTime Corp.___BNY-82982T106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163134 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000163134 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000163134 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000163134 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000163134 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000163134 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000163134 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000163134 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000163134 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163134 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000163134 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000163134 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000163134 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000163134 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023598 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023598 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023598 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000023598 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023598 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023598 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023598 | Kirby Corp.___BNY-497266106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023598 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023598 | Carpenter Technology Corp.___BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023598 | SiTime Corp.___BNY-82982T106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023598 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000023598 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000023598 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000023598 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000023598 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000023598 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023598 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000023598 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023598 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023598 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023598 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000023598 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000023598 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000023598 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074885 | Rambus, Inc.___BNY-750917106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074885 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074885 | Western Alliance Bancorp___BNY-957638109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074885 | Tower Semiconductor Ltd.___BNY-M87915274
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074885 | Ensign Group, Inc.___BNY-29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074885 | Fabrinet___BNY-G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074885 | Kirby Corp.___BNY-497266106
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074885 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074885 | Carpenter Technology Corp.___BNY-144285103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074885 | SiTime Corp.___BNY-82982T106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000074885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000074885 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000074885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000074885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074885 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074885 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074885 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074885 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074885 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074885 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000074885 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000074885 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C000074885 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	6.00%